================================================================================

                UNITED STATES SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   ----------

                                    FORM 13F

                                   ----------

                 REPORT FOR THE QUARTER ENDED SEPTEMBER 30, 2002

--------------------------------------------------------------------------------

        Check here if Amendment:    [ ]    Amendment No.
        This Amendment              [ ]    is a restatement
                                    [ ]    Adds new holdings entries

--------------------------------------------------------------------------------
Name of Institutional Investment Manager Filing this Report:

        PACIFIC INVESTMENT MANAGEMENT COMPANY LLC
--------------------------------------------------------------------------------
Address:

        840 NEWPORT CENTER DRIVE, SUITE 300, NEWPORT BEACH, CA 92660
--------------------------------------------------------------------------------

        FORM 13-F FILE NO. 28-4976

--------------------------------------------------------------------------------

                The institutional investment manager filing this Report and the person by whom it is signed hereby represent that the person signing the Report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables are considered integral parts of this Form.

                Pursuant to the requirements of Securities Exchange Act of 1934, the undersigned institutional investment manager has caused this report to be signed on its behalf in the City of Newport Beach and the State of California on the 22nd day of September 2004.

                                     PACIFIC INVESTMENT MANAGEMENT COMPANY LLC
--------------------------------------------------------------------------------
                                     (Name of Institutional Investment Manager)

Person Signing this Report on Behalf of Reporting Manager:

Name:   Stewart A. Smith
Title:  Secretary of Managing Member
Phone:  (949) 219-2200

                                        /s/ STEWART A. SMITH
                     -----------------------------------------------------------
                     (Signature of Person Duly Authorized to Submit This Report)
--------------------------------------------------------------------------------
        Report Type:

                [ ] 13F HOLDINGS REPORT. (Check here if all holdings of this Reporting Manager are reported in this Report)

                [X] 13F NOTICE. (Check here if no holdings are reported in this Report, and all holdings are reported by other Reporting Manager(s))

                [ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this Reporting Manager are reported in this Report and a portion are reported by other Reporting Manager(s))

================================================================================

List of Other Managers Reporting for this Manager


        -------------------  -------------------------------------------------
            13F File No.:    Name:
        -------------------  -------------------------------------------------
        28-2701              Allianz Dresdner Asset Management of
                             America L.P.
        -------------------  -------------------------------------------------

                                        2